REVENUES (Tables)	12 Months Ended
Dec. 31, 2023
REVENUES
Schedule of revenue

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in thousands)
Online recruitment services to enterprise customers	4,219,026	4,461,282	5,889,101
—Key accounts	928,360	1,033,561	1,261,718
—Mid-sized accounts	1,513,506	1,774,855	2,130,881
—Small-sized accounts	1,777,160	1,652,866	2,496,502
Others	40,102	49,780	62,927
Total	4,259,128	4,511,062	5,952,028